DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of the Fair Value of Open Foreign Exchange Contracts
	June 30,	December 31,
	2025	2024
Derivatives Designated as Hedging Instruments
Foreign currency contracts	$2,909	$342
Derivatives Not Designated as Hedging Instruments
Foreign currency contracts	(135)	18
Total derivative instruments	$2,774	$360

Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of the Fair Value of Open Foreign Exchange Contracts
Foreign exchange forward and		June 30,	December 31,
options contracts	Balance sheet	2025	2024

Fair value of foreign exchange non-designated hedge transactions	Other receivables and prepaid expenses	$-	$18
Fair value of foreign exchange non-designated hedge transactions	Other payables and accrued expenses	(135)	-

Total derivatives non-designated as hedging instruments		$(135)	$18